INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The current and deferred components of the income tax (benefit) provision included in the Combined Consolidated Statements of Operations are as follows:

	Year Ended December 31,
	2021	2020	2019
Current:
Federal	$13	$4	$(9)
State and local	224	329	243
Foreign	—	(41)	54
Total current provision	237	292	288
Deferred:
Federal	(3,820)	(2,272)	14,097
State and local	(44)	—	(1)
Foreign	(3)	(4)	—
Total deferred (benefit) provision	(3,867)	(2,276)	14,096
Total	$(3,630)	$(1,984)	$14,384

Schedule of Effective Income Tax Rate Reconciliation
The difference between our reported total provision for income taxes and the U.S. federal statutory rate of 21% is as follows:

	Year Ended December 31,
	2021	2020	2019
U.S. federal tax at statutory rate	21.00%	21.00%	21.00%
Income not subject to tax at statutory rate	4.77%	4.15%	(212.63)%
State and local taxes	(0.22)%	(0.45)%	7.44%
Foreign taxes	—%	0.06%	1.67%
Other	(4.43)%	0.06%	10.99%
Change in valuation allowance	(17.75)%	(22.13)%	614.62%
Provision for income taxes	3.37%	2.69%	443.09%

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$112,999	$85,174
Accrued expenses	2,275	469
Interest expense	23,483	25,488
Operating lease liabilities	23,503	10,119
Investment in partnerships	15,524	—
Other	803	2,619
Total deferred tax assets	178,587	123,869
Less valuation allowance	(137,771)	(94,139)
Net deferred tax assets	40,816	29,730
Deferred tax liabilities:
Investment in partnerships	—	(14,982)
Fixed assets and goodwill	(16,900)	(9,550)
Operating lease right-of-use assets	(23,772)	(10,062)
Net deferred tax assets (liabilities)	$144	$(4,864)

Summary of Valuation Allowance
A summary of the changes in the valuation allowance is as follows:

	December 31,
	2021	2020
Valuation allowance at beginning of period	$94,139	$81,313
Change due to current year losses	43,632	12,826
Valuation allowance at end of period	$137,771	$94,139